Long-term debt	6 Months Ended
Jun. 30, 2019
Long-term debt
Long-term debt

9. Long-term debt

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Lampung facility:
Export credit tranche	$101,653	$109,096
FSRU tranche	24,900	26,988
Gallant facility:
Commercial tranche	—	111,264
Export credit tranche	—	29,333
Grace facility:
Commercial tranche	—	135,813
Export credit tranche	—	27,750
$385 million facility:
Commercial tranche	259,101	—
Export credit tranche	54,500	—
Outstanding principal	440,154	440,244
Lampung facility unamortized debt issuance cost	(5,041)	(5,809)
Gallant facility unamortized fair value of debt assumed	—	215
Grace facility unamortized fair value of debt assumed	—	895
$385 million facility unamortized debt issuance costs	(5,368)	—
Total debt	429,745	435,545
Less: Current portion of long-term debt	(44,660)	(45,458)
Long-term debt	$385,085	$390,087

Lampung facility

PT Hoegh LNG Lampung is the Borrower and Höegh LNG is the guarantor for the Lampung facility.

The primary financial covenants under the Lampung facility are as follows:

•	Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested on each quarterly repayment date;
•	Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and
•	Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.

As of June 30, 2019, the borrower and the guarantor were in compliance with the financial covenants under the Lampung facility.

The Lampung facility requires cash reserves that are held for specifically designated uses, including working capital, operations and maintenance and debt service reserves. Distributions are subject to “waterfall” provisions that allocate revenues to specified priorities of use (such as operating expenses, scheduled debt service, targeted debt service reserves and any other reserves) with the remaining cash being distributable only on certain dates and subject to satisfaction of certain conditions, including meeting a 1.20 historical debt service coverage ratio, no default or event of default then continuing or resulting from such distribution and the guarantor not being in breach of the financial covenants applicable to it. The Lampung facility limits, among other things, the ability of the borrower to change its business, sell or grant liens on its property including the PGN FSRU Lampung, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions, enter into intercompany transactions and make distributions.

Gallant/Grace facility

The Gallant/Grace facility included two borrowers, the Partnership’s subsidiaries owning the Höegh Gallant and the Höegh Grace. The Gallant/Grace facility included two commercial tranches and the export credit tranche related to the Höegh Gallant (the “Gallant facility”) and a commercial tranche and the export credit tranche related to the Höegh Grace (the “Grace facility”).Höegh LNG, Höegh LNG Colombia Holding Ltd., Höegh LNG FSRU III Ltd. and the Partnership were guarantors for the facility.

On January 31, 2019, the outstanding balance and accrued interest of $303.2 million and $1.6 million, respectively, on the Gallant/Grace facility was repaid from the proceeds of the $385 million facility. The unamortized balance of the fair value of debt assumed, or premium, was recorded as a gain when the debt was extinguished. Refer to note 5. The interest rate swaps related to the Gallant/Grace facility were terminated on the same date. Refer to note 13.

$385 million facility

On January 29, 2019, the Partnership entered a loan agreement with a syndicate of banks to refinance the outstanding balances of the Gallant/Grace facility. Höegh LNG Partners LP is the borrower (the “Borrower”) for the senior secured term loan and revolving credit facility (the “$385 million facility”). The aggregate borrowing capacity is $320 million on the senior secured term loan (which includes a commercial tranche and the export credit tranche) and $63 million on the revolving credit facility. Hoegh LNG Cyprus Limited, Höegh LNG FSRU IV Ltd., (collectively, the "Vessel Owners"), Höegh LNG Colombia S.A.S., and Höegh LNG Egypt LLC, a subsidiary of Höegh LNG, are guarantors for the facility.

On January 31, 2019, the Partnership drew $320 million under the commercial and the export credit tranches on the $385 million facility to settle $303.2 million and $1.6 million of the outstanding balance and accrued interest, respectively, on the Gallant/Grace facility and used proceeds of $5.5 million to pay arrangement fees due under the $385 million facility. The remaining proceeds of $9.6 million were used for general partnership purposes. The revolving credit facility under the $385 million facility was not drawn as of June 30, 2019.

The primary financial covenants under the $385 million facility are as follows:

•	The Partnership must maintain
o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
▪	25% of total assets, and
▪	$150 million
o

Consolidated working capital (current assets, excluding intercompany receivables and marked-to-market value of any financial derivative, less current liabilities, excluding intercompany payables, marked-to-market value of any financial derivative and the current portion of long-term debt) shall at all times be greater than zero

o	Minimum liquidity(cash and cash equivalents and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of
▪	$15 million, and
▪	$2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorate for partial ownership), subject to a cap of $20 million
•

The Vessel Owners must maintain a ratio of combined EBITDA to debt service (principal repayments, guarantee commission, commitment fees and interest expense) for the preceding twelve months of a minimum of 115%

In addition, a security maintenance ratio based on the aggregate market value of the Höegh Gallant, the Höegh Grace and any additional security must be at least 125% of the aggregate outstanding loan balance.

As of June 30, 2019, the borrower and the Vessel Owners were in compliance with the financial covenants.

Under the $385 million facility, cash accounts are freely available for the use of the Borrower and the guarantors, unless there is an event of default. Cash can be distributed as dividends or to service loans of owners and affiliates provided that after the distribution the Borrower and the guarantors would remain in compliance with the financial covenants. The $385 million facility limits, among other things, the ability of the Borrower and the guarantors to change their business, grant liens on the Höegh Gallant or the Höegh Grace, incur additional indebtedness that is not at pari passu with the $385 million facility, enter into intercompany debt that is not subordinated to the $385 million facility and for the Vessel Owners to make investments or acquisitions.